GOF P23 11/24

SUPPLEMENT DATED NOVEMBER 20, 2024
TO THE PROSPECTUS OF EACH
FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding Ameriprise Financial disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

AMERIPRISE FINANCIAL

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

• Transaction size breakpoints, as described in this Prospectus or the SAI.

• Rights of accumulation (ROA), as described in this Prospectus or the SAI.

• Letter of intent, as described in this Prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

• Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

• Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

• Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

• Redemptions due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in this Prospectus or the SAI

• Redemptions made in connection with a return of excess contributions from an IRA account

• Shares purchased through a Right of Reinstatement (as defined above)

• Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund……....................................	October 1, 2024

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund…….........................................	July 1, 2024

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund...............	November 1, 2024

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund...........................................	February 1, 2024

Fund	Date of Prospectus
Franklin Growth Fund................................................	February 1, 2024
Franklin Income Fund…...........................................	February 1, 2024
Franklin U.S. Government Securities Fund..............	February 1, 2024
Franklin Utilities Fund.................................................	February 1, 2024

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund………	September 1, 2024

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund...............................................	May 1, 2024
Franklin Corefolio Allocation Fund.......................................................	May 1, 2024
Franklin Global Allocation Fund...........................................................	May 1, 2024
Franklin Growth Allocation Fund...........................................................	May 1, 2024
Franklin LifeSmart™ Retirement Income Fund...................................	May 1, 2024
Franklin LifeSmart™ 2020 Retirement Target Fund.............................	May 1, 2024
Franklin LifeSmart™ 2025 Retirement Target Fund.............................	May 1, 2024
Franklin LifeSmart™ 2030 Retirement Target Fund………..................	May 1, 2024
Franklin LifeSmart™ 2035 Retirement Target Fund.............................	May 1, 2024
Franklin LifeSmart™ 2040 Retirement Target Fund………...................	May 1, 2024
Franklin LifeSmart™ 2045 Retirement Target Fund..............................	May 1, 2024
Franklin LifeSmart™ 2050 Retirement Target Fund............................	May 1, 2024
Franklin LifeSmart™ 2055 Retirement Target Fund...............................	May 1, 2024
Franklin LifeSmart™ 2060 Retirement Target Fund...............................	May 1, 2024
Franklin Moderate Allocation Fund.........................................................	May 1, 2024

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund.....................	December 1, 2023

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund………	December 1, 2023

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund………………………	February 1, 2024

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund……………………………………	March 1, 2024
Franklin Equity Income Fund…………………………………………..	March 1, 2024
Franklin Floating Rate Daily Access Fund……………………………	March 1, 2024
Franklin Long Duration Credit Fund……………………………………	March 1, 2024
Franklin Low Duration Total Return Fund………………………………	March 1, 2024

Fund	Date of Prospectus
Franklin Low Duration U.S. Government Securities Fund……………	March 1, 2024
Franklin Managed Income Fund…………………………………………	March 1, 2024
Franklin Total Return Fund………………………	March 1, 2024

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund…………	February 1, 2024

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund……………………	July 1, 2024

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund……………………………………	May 1, 2024
Franklin Mutual Global Discovery Fund…………………………	May 1, 2024
Franklin Mutual International Value Fund………………………	May 1, 2024
Franklin Mutual Quest Fund………………………………………	May 1, 2024
Franklin Mutual Shares Fund………………………………………	May 1, 2024

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund……………………………	July 1, 2024

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund…………	February 1, 2024

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund………………………………	September 1, 2024

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Franklin Strategic Mortgage Portfolio…………………………………………	February 1, 2024

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund…………	September 1, 2024
Franklin Growth Opportunities Fund……………	September 1, 2024
Franklin Natural Resources Fund………………	September 1, 2024
Franklin Small Cap Growth Fund………………	September 1, 2024
Franklin Small-Mid Cap Growth Fund…………	September 1, 2024
Franklin Strategic Income Fund…………………	September 1, 2024

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund………………………………	July 1, 2024
Franklin Arizona Tax-Free Income Fund………………………………..	July 1, 2024
Franklin Colorado Tax-Free Income Fund………………………………	July 1, 2024
Franklin Connecticut Tax-Free Income Fund……………………………	July 1, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund……………	July 1, 2024
Franklin Federal Limited-Term Tax-Free Income Fund…………………	July 1, 2024
Franklin Georgia Tax-Free Income Fund…………………………………	July 1, 2024

Fund	Date of Prospectus
Franklin High Yield Tax-Free Income Fund………………………………	July 1, 2024
Franklin Louisiana Tax-Free Income Fund………………………………	July 1, 2024
Franklin Maryland Tax-Free Income Fund………………………………	July 1, 2024
Franklin Massachusetts Tax-Free Income Fund…………………………	July 1, 2024
Franklin Michigan Tax-Free Income Fund………………………………	July 1, 2024
Franklin Minnesota Tax-Free Income Fund………………………………	July 1, 2024
Franklin Missouri Tax-Free Income Fund………………………………	July 1, 2024
Franklin New Jersey Tax-Free Income Fund…………………………	July 1, 2024
Franklin North Carolina Tax-Free Income Fund………………………	July 1, 2024
Franklin Ohio Tax-Free Income Fund…………………………………	July 1, 2024
Franklin Oregon Tax-Free Income Fund………………………………	July 1, 2024
Franklin Pennsylvania Tax-Free Income Fund………………………	July 1, 2024
Franklin Virginia Tax-Free Income Fund………………………………	July 1, 2024

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual Small-Mid Cap Value Fund…………………	May 22, 2024
Franklin Mutual U.S. Mid Cap Value Fund……………………	March 1, 2024
Franklin Small Cap Value Fund…………………………………	March 1, 2024

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust…………………………	May 1, 2024

TEMPLETON FUNDS
Templeton Foreign Fund………………………	January 1, 2024
Templeton World Fund…………………………	January 1, 2024

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund…………	January 1, 2024
Templeton Global Balanced Fund…………………………………	May 1, 2024

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund………	January 1, 2024

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc…………………………	January 1, 2024

TEMPLETON INCOME TRUST
Templeton Global Bond Fund………………………………………	May 1, 2024
Templeton Global Total Return Fund………………………………	May 1, 2024
Templeton International Bond Fund………………………………	May 1, 2024
Templeton Sustainable Emerging Markets Bond Fund…………	May 1, 2024

Please retain this supplement for future reference.